Equity Investments - Schedule of Equity Investments (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Equity Investments [Line Items]
Equity method investment		$ 28,256	$ 54,289
Other equity investment		9,999,600
Total equity investment		$ 10,027,856	54,289
Junpu Jiyuan (Xiamen) Digital Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
% of interest	[1]	30.00%
Equity method investment	[1]	$ 26,497	26,650
Xiamen Hualiu Boying Film and Television Media Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
% of interest	[1]	40.00%
Equity method investment	[1]	$ 1,759	27,639
Shenzhen Jambox [Member]
Schedule of Equity Investments [Line Items]
% of interest	[2]	20.00%
Other equity investment	[2]
China Ailia International Holdings Co. Ltd. [Member]
Schedule of Equity Investments [Line Items]
% of interest	[2]	10.00%
Other equity investment	[2]	$ 9,999,600

[1]	The investees are significantly influenced by the Company. As a result, equity method is adopted to record the equity investments.
[2]	The Company accounts for its investment in Jambox and China Ailia as other equity investments using the measurement alternative, since they are equity securities without a readily determinable fair value that do not qualify for the net asset value practical expedient. Under the measurement alternative, the equity securities are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.